Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,236,233	¥ 1,088,061
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	1,047,623	943,833
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 188,610	¥ 144,228